Promissory Note (Details) - Promissory Note [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025
Debt Instrument [Line Items]
Unsecured promissory note amount	$ 440
Bear interest rate	11.00%
Short-term debt		$ 440
Accrued interest amount		$ 40